Asset retirement obligations (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
Asset retirement obligation costs related to accretion of the Company’s liabilities and depreciation of the related assets were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Accretion	$3	$3	$10	$10
Depreciation	6	5	17	14
Total costs	$9	$8	$27	$24

Asset retirement obligation costs related to accretion of the Company’s liabilities and depreciation of the related assets were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Accretion	$14	$14	$12
Depreciation	20	10	17
Total costs	$34	$24	$29

Schedule of Change in Asset Retirement Obligation	The following is a reconciliation of asset retirement obligations:

(In millions)	2025
Balance as of January 1	$269

(In millions)	2025
Accretion expense	10
Liabilities incurred and acquired	2
Liabilities settled	(13)
Foreign currency translation adjustment	1
Balance as of September 30	$269

The following is a reconciliation of asset retirement obligations:

(In millions)	2024	2023
Asset retirement obligations, beginning of year	$284	$243
Accretion expense	14	14
Liabilities incurred and acquired	4	8
Liabilities settled	(24)	(21)
Revisions	(5)	38
Foreign currency translation adjustment	(4)	2
Asset retirement obligations, end of year	$269	$284